Hennion & Walsh, Inc.
2001 Route 46, Waterview Plaza
Parsippany, New Jersey 07054

October 27, 2010

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Smart Trust, Value Architects Disciplined Core Portfolio Trust (2010 Series F)
(File No. 333-169810) (CIK# 1502782)

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”) this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned unit investment trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on October 26, 2010.

Very truly yours,

Smart Trust, Value Architects Disciplined Core
Portfolio Trust (2010 Series F)

By:	Hennion & Walsh, Inc.

By	/s/ KEVIN D. MAHN
Kevin D. Mahn
Authorized Signator